LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Lease Expense	The lease cost was as follows:
	Year ended December 31
	2022	2021
Operating lease cost	1,628	1,297

Schedule of Supplemental Cash Flow Information Related to Leases	Supplemental cash flow information related to leases was as follows:
	Year ended December 31
	2022	2021
Operating cash flows from operating leases	1,881	1,328

Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases was as follows:

	December 31,
	2022	2021
Operating Leases
Operating lease right-of-use assets	5,073	4,321

Other current liabilities	1,453	1,209
Operating lease liabilities	3,509	3,307
Total operating lease liabilities	4,962	4,516

Weighted Average Remaining Lease Term
Operating leases	4.30 years	4.70 years

Weighted Average Discount Rate
Operating leases	2.00%-5.80%	2.00%-2.75%

Schedule of Maturities of Lease Liabilities

As of December 31, 2022, the maturities of lease liabilities were as follows:

Operating Leases

Year Ending December 31,
2023	1,583
2024	1,529
2025	666
2026 and beyond	1,495
Total lease payments	5,273
Less imputed interests	(311)
Total	4,962